SCHEDULE OF REVENUES EARNED (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 533,884	$ 4,785,711	$ 3,485,147
Lease and service [member]
IfrsStatementLineItems [Line Items]
Revenue	469,684	2,333,604	1,579,905
Sale of products [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 64,200	$ 2,452,107	$ 1,905,242